VictoryShares WestEnd U.S. Sector ETF Investment Strategy - VictoryShares WestEnd U.S. Sector ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. equity securities of companies of any market capitalization size (e.g., small-, mid-, or large-cap) that are classified in one or more of the following sectors published by The Global Industry Classification Standard (“GICS®”): (1) Communication Services; (2) Consumer Discretionary; (3) Consumer Staples; (4) Energy; (5) Financials; (6) Health Care; (7) Industrials; (8) Information Technology; (9) Materials; (10) Real Estate; and (11) Utilities (“GICS® Sectors”). GICS® is an independent, industry classification system that assigns classifications based on an issuer’s primary business activity. The Fund may invest up to 10% of its assets in the shares of exchange-traded funds (“ETFs”) that primarily invest in U.S. equity securities of companies that are classified in one or more GICS® Sectors. The Fund’s investments in an ETF will count toward its “80%” policy to the extent that the ETF invests 80% or more of its assets in U.S. equity securities of companies that are classified in one or more GICS® Sectors. A security will be deemed to be economically tied to the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in the United States, (ii) a majority of the company’s revenues are derived from the United States or (iii) a majority of the company’s assets are located in the United States.Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors (“WestEnd”), an investment franchise of the Adviser, is responsible for the day-to-day investment management of the Fund.In selecting securities for the Fund, WestEnd analyzes how the overall economy, including the markets, businesses, consumers, and governments behave. It then examines economy-wide factors such as interest rates, inflation, price levels, rates of economic growth, national income, domestic product, and unemployment, among others. We refer to these factors as “macroeconomic” factors. Using this investment approach, WestEnd seeks to achieve favorable returns by investing in GICS® Sectors (or avoiding investments in particular sectors) based on its evaluation of these macroeconomic factors.After identifying the broad macroeconomic factors that affect each GICS® Sector, WestEnd seeks to identify those economic conditions that may lead to higher profits, revenues, or growth for companies in particular GICS® Sectors. WestEnd allocates the Fund’s investments in particular sectors that it believes will most benefit from those economic conditions. Similarly, it avoids investments in particular sectors when it believes that those sectors are less likely to benefit from those conditions. We refer to this process as “top-down” analysis.While the Fund may at any given time have significant investments in any one or more of the GICS® Sectors, as of the date of this Prospectus, the Fund expects that it will have significant investments in the Health Care and Information Technology GICS® Sectors. Depending on its market analysis, the Adviser may change its sector allocations at any time.WestEnd invests in individual equity securities by selecting companies within each targeted GICS® Sector held in the Victory US Large Cap 500 Index, weighted in proportion to their index weight. The Victory US Large Cap 500 Index is an unmanaged market-cap weighted index that consists of the largest 500 U.S. equity securities with readily available price data. Securities are sold when a targeted GICS® Sector has been eliminated or reduced from the sector model. Securities may also be sold as a result of being reduced or eliminated from the Victory US Large Cap 500 Index.